AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JULY 14, 2016

File No. 333-180871
File No. 811-22700

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	[X]
PRE-EFFECTIVE AMENDMENT NO.	[ ]
POST-EFFECTIVE AMENDMENT NO. 28	[X]
and/or
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940	[X]
AMENDMENT NO. 30	[X]

EXCHANGE LISTED FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

10900 Hefner Pointe Drive
Suite 207
Oklahoma City, Oklahoma 73120
(Address of Principal Executive Offices, Zip Code)

(405) 778-8377
(Registrant’s Telephone Number, including Area Code)

J. Garrett Stevens
Exchange Listed Funds Trust
10900 Hefner Pointe Drive
Suite 207
Oklahoma City, Oklahoma 73120
(Name and Address of Agent for Service)

Copies to:
Christopher D. Menconi
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

It is proposed that this filing will become effective (check appropriate box):

[ ]	Immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	On July 29, 2016 pursuant to paragraph (b)(1)(iii) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	On (date) pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ]	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A for Exchange Listed Funds Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until July 29, 2016, the effectiveness of Post-Effective Amendment No. 21 (“PEA No. 21”), which was filed with the Commission via EDGAR Accession No. 0001398344-16-010712 on March 4, 2016, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 21 by means of this filing, Parts A, B and C of PEA No. 21 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for The Wearable Technologies ETF is incorporated herein by reference to Part A of PEA No. 21.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for The Wearable Technologies ETF is incorporated herein by reference to Part B of PEA No. 21.

PART C – OTHER INFORMATION

The Part C for The Wearable Technologies ETF is incorporated herein by reference to Part C of PEA No. 21.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 28 to Registration Statement No. 333-180871 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Oklahoma City, State of Oklahoma on this 14th day of July, 2016.

Exchange Listed Funds Trust

/s/ J. Garrett Stevens
J. Garrett Stevens
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 28 to the Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

/s/ J. Garrett Stevens	President	July 14, 2016
J. Garrett Stevens

/s/ Christopher Roleke	Treasurer	July 14, 2016
Christopher Roleke

*	Trustee and Secretary	July 14, 2016
Richard Hogan

*	Trustee	July 14, 2016
Kurt A. Wolfgruber

*	Trustee	July 14, 2016
David M. Mahle

*	Trustee	July 14, 2016
Timothy J. Jacoby

*/s/ J. Garrett Stevens
J. Garrett Stevens

*	Attorney-in-Fact, pursuant to power of attorney.